Document and Entity Information	12 Months Ended
	Dec. 31, 2014	Apr. 23, 2015
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		44,958,843
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014